Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Pfizer Savings Plan for Employees Resident in Puerto Rico (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General

The Plan is a defined contribution plan. Participation in the Plan is open to any employee of PBG Puerto Rico LLC (the Company or Plan Sponsor) or any affiliate which meets the requirements for participation, as set forth in the Plan document. The Company is a wholly owned subsidiary of Pfizer Inc. (the Parent). The Plan excludes any employees covered by another Company-sponsored defined contribution plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and the New Puerto Rico Internal Revenue Code, Act No. 1 of January 31, 2011, as amended (the Puerto Rico Code).

Plan Administration

The Plan is administered by the Savings Plan Committee of the Parent (the Plan Administrator), the named fiduciary of the Plan. The Plan Administrator monitors and reports on (i) the selection and termination of the trustee, custodian, investment managers and other service providers to the Plan and (ii) the investment activity and performance of the Plan, with the exclusion of the Company stock funds, which are monitored by State Street Global Advisors (SSGA), an independent fiduciary appointed by the Plan Administrator.

Administrative Costs

Plan participants pay quarterly fees from their account balances. These fees include general plan administrative fees and expenses, such as recordkeeping, trustee and independent fiduciary fees. The quarterly fee deductions take place on the first business day following the end of each quarter (and are deducted from any full account distribution occurring during a quarter). In addition, certain transaction fees such as check fees, loan fees and qualified domestic relations order fees are paid by Plan participants.

Contributions

Participants may contribute (i) 1% to 20% of their eligible compensation on a before-tax basis, up to the maximum before-tax amount permitted by the Puerto Rico Code; and (ii) 1% to 10% of their eligible compensation on an after-tax basis. The maximum combined pre-tax and after-tax contribution is 20%. For all participants, contributions of up to 3% of eligible compensation are matched 100% by the Company and the next 3% are matched 50% by the Company. Participant contributions in excess of 6% are not matched.

Company matching contributions are deposited into the Plan each quarter, rather than on each pay date. In addition, generally participants must be actively employed on the last business day of the quarter to receive the match; however, if the participant separates from the Company prior to the last business day of the quarter due to retirement (defined as at least age 62 with at least 5 years of service, at least age 55 with at least 10 years of service or age 65), death, or disability, such participant will receive the matching contribution. In January 2025, the Company funded the fourth quarter 2024 Company matching contributions in the amount of approximately $0.1 million. In January 2026, the Company funded the fourth quarter 2025 Company matching contributions in the amount of approximately $0.1 million. These contributions are reported in the Company contributions receivable in the accompanying statements of net assets available for plan benefits.

Total combined before-tax and after-tax contributions may not exceed 20% of a participant’s eligible compensation, but total after-tax contributions, including spillover from before-tax contributions, cannot exceed 10% of a participant’s eligible compensation. Contributions are also subject to certain legal limits set forth by the Puerto Rico Department of the Treasury and the Puerto Rico Code.

The Plan includes a Retirement Savings Contribution (RSC), which is an additional annual Company-provided contribution based on age and years of service. With the exception of certain participants who are specifically excluded by the Plan terms, participants generally are eligible to receive the RSC. The RSC contributions are deposited into the Plan annually following the close of the Plan year, usually in February. In general, participants must be actively employed on the last business day of the year to receive the RSC; however, if the participant separates from the Company prior to the last business day of the year due to retirement (defined as at least age 62 with at least 5 years of service, at least age 55 with at least 10 years of service or age 65), death, or disability, such participant will receive the RSC. In February 2025, the Company funded the RSC for Plan year 2024 in the amount of approximately $1.2 million. In February 2026, the Company funded the RSC for Plan year 2025 in the amount of approximately $1.3 million. These contributions are reported in the Company contributions receivable in the accompanying statements of net assets available for plan benefits.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, the Company’s contributions and an allocation of Plan earnings/(losses). Allocations are based on participants’ account balances, as defined in the Plan document.

Vesting

Participants are immediately 100% vested in their contributions and the Company matching contributions. However, for the RSC, participants are 100% vested after three years of credited service.

Forfeited Amounts

Forfeited amounts of terminated participants are generally used to reduce future Company contributions. At December 31, 2025 and 2024, the market value of the forfeiture account in the Plan totaled approximately $5,000 and $5,000, respectively. In 2025, Company contributions were reduced by $30,000 from the forfeiture account.

Rollovers into the Plan

Participants may elect to roll over one or more account balances from Company-sponsored or other qualified plans (including defined benefit plans) into the Plan.

Investment Options

Each participant in the Plan elects to have his or her contributions and Company contributions invested in any one or a combination of investment funds in the Plan. Transfers between funds must be made in whole percentages or dollar amounts. Based on the investment option, certain short-term redemption fees or restrictions may apply. Any contributions for which the participant does not provide investment direction are invested in the participant’s Qualified Default Investment Alternative (QDIA), which is the Vanguard Target Retirement Fund based on the participant’s year of birth.

Eligibility

All employees of the Company who are employed within the Commonwealth of Puerto Rico are eligible to enroll in the Plan on their date of hire, except for certain employees who (i) are covered by a collective bargaining agreement and have not negotiated to participate in the Plan, (ii) are employed by an employee group not designated for participation in the Plan or (iii) are otherwise eligible for another Company-sponsored savings plan.

Notes Receivable from Participants

Participants may borrow from their account balances with the interest rate set at 1% above the prime rate. The minimum loan is $1,000 and the maximum amount is the lesser of (i) 50% of the vested account balance reduced by any current outstanding loan balance, or (ii) $50,000, reduced by the current outstanding loan balance. Loans must be repaid within five years, unless the funds are used to purchase a primary residence. Primary residence loans must be repaid within 15 years. Loans transferred to the Plan due to the merger of legacy plans into the Plan maintain the terms of the original loan. Interest rates on outstanding loans ranged from 4.25% to 9.50% at December 31, 2025 and 2024.

Interest paid by the participant is credited to the participant’s account. Interest income from notes receivable from participants is recorded by the trustee as earned in the investment funds in the same proportion as the original loan issuance. Repayments may not necessarily be made to the same fund from which the amounts were borrowed. Repayments are credited to the applicable funds based on the participant’s investment elections at the time of repayment.

In the event of termination, participants will have 90 days to repay the outstanding loan balance or set up recurring monthly payments before it is considered a distribution and subject to ordinary income tax in the year it is considered distributed. In addition, a 10% excise tax will generally apply if the participant is younger than age 59½ at the time the distribution occurs.
Payment of Benefits

Participants are entitled to receive distributions upon termination and may be able to take voluntary, in-service withdrawals, which include hardship withdrawals. Mandatory distributions are made in accordance with Plan provisions.